Business Acquisition - Additional Information (Details) - USD ($)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Jun. 24, 2024
Business Acquisition
Fair value of goodwill				$ 4,916,694	$ 59,900,694
iDoc
Business Acquisition
Fair value of goodwill		$ 0	$ 95,076
Encompass Healthcare Billing, LLC | iDoc
Business Acquisition
Percentage of interests acquired	100.00%
Business Acquisition, equity interest issued	22
Business Acquisition, equity interest issued value	$ 300,000
Cash payment	300,000		$ 300,000
Cash payment of consideration	300,000	300,000
Fair value of goodwill	$ 95,076	$ 95,076